                                                              LINDA M. HERNANDEZ
                                                              Legal Specialist


December 21, 1999



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Separate Account Seven - Director Focus variable annuity
     File No. 333-69475

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 5 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on December 15, 1999. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-5228.

Sincerely yours,

/s/ Linda M. Hernandez

Linda M. Hernandez

Enclosure